Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended		12 Months Ended
	Jan. 30, 2018	Mar. 12, 2018	Feb. 28, 2018	Apr. 02, 2018	Mar. 19, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Net proceeds from sale of treasuy stock						$ 10,853	$ 0	$ 0
Net proceeds from sale of vessels						$ 51,550	$ 0	$ 42,761
Subsequent Event
Subsequent Event [Line Items]
Common stock - dividend declared		$ 0.05
Dividends per share declared - payment date		May 10, 2018
Dividends per share declared - record date		May 03, 2018
VLCC Millennium | Subsequent Event
Subsequent Event [Line Items]
Net proceeds from sale of vessels					$ 17,690
8% Series B Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage						8.00%
8% Series B Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid	$ 0.50
8.875% Series C Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage						8.875%
8.875% Series C Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid	$ 0.55469
8.75% Series D Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage						8.75%
8.75% Series D Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid			$ 0.54687
9.25% Series E Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage						9.25%
9.25% Series E Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid			$ 0.57812
Common shares | Treasury stock
Subsequent Event [Line Items]
Sale of treasury stock						2,488,717
Net proceeds from sale of treasuy stock						$ 10,853
Common shares | Treasury stock | Subsequent Event
Subsequent Event [Line Items]
Sale of treasury stock				88,651
Net proceeds from sale of treasuy stock				$ 300